Consolidated statements of cash flows (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Tax paid
Tax paid on profits taxable at policyholder rather than shareholder rates	£ 134	£ 298	£ 226
Core structural borrowings of shareholder-financed businesses
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Balance at beginning of period	6,280	6,798
Issue of subordinated debt, net of costs	1,630	565
Redemption of subordinated debt	(434)	(751)
Modification of debt	(33)
Foreign exchange movement	210	(341)
Other movements	11	9
Balance at end of period	7,664	6,280	£ 6,798
100m 8.5% undated subordinated guaranteed bonds of Scottish Amicable Finance plc
Changes in the carrying value of the structural borrowings of shareholder-financed businesses are analysed as follows:
Balance at beginning of period	100
Balance at end of period		100
Interest paid on structural borrowings of with-profits businesses
Face amount	£ 100	£ 100
Interest rate (as a percent)	8.50%	8.50%